Document And Entity Information	3 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	true
Document Period End Date	Dec. 31, 2013
Trading Symbol	ARTH
Entity Registrant Name	Arch Therapeutics, Inc.
Entity Central Index Key	0001537561
Entity Filer Category	Smaller Reporting Company
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.